PROPERTY AND EQUIPMENT - Summary of major classifications of property and equipment (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Property, Plant and Equipment
Property and equipment, gross	$ 376,048	$ 376,048
Less: Accumulated depreciation and Amortization	(364,537)	(359,968)
Property and equipment, net	11,511	16,080
Equipment
Property, Plant and Equipment
Property and equipment, gross	150,202	150,202
Leasehold improvements
Property, Plant and Equipment
Property and equipment, gross	89,087	89,087
Software
Property, Plant and Equipment
Property and equipment, gross	85,042	85,042
Furniture and fixtures
Property, Plant and Equipment
Property and equipment, gross	$ 51,717	$ 51,717